Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Income Builder
Entity Central Index Key	0000811968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Capital Income Builder - Class A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class A
Trading Symbol	CAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 24.21% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urn
s
	1 year	5 years	10 years
Capital Income Builder — Class A (with sales charge) *	17.07%	5.62% )	4.98%
Capital Income Builder — Class A (without sales charge) *	24.21%	6.88% )	5.60%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a br
oad
-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's r esult
s to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, a nd
therefore, has no
expenses
. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a br
oad
-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's r esult
s to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund stati
st
ics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets ) *Includes derivatives.
Capital Income Builder - Class C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class C
Trading Symbol	CIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.34%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 23.28% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
Capital Income Builder — Class C (with sales charge) *	22.28%	6.08% )	4.95%
Capital Income Builder — Class C (without sales charge) *	23.28%	6.08% )	4.95%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinveste
d. Any mark
et index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fu
nd s
t
at
i
st
ics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class T
Trading Symbol	TCIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 24.52% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class T (with sales charge) 2	21.39%	6.60% )	6.28%
Capital Income Builder — Class T (without sales charge) 2	24.52%	7.14% )	6.64%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-1
Trading Symbol	CIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.14% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
ret
urns
	1 year	5 years	10 years
Capital Income Builder — Class F-1 *	24.14%	6.81% )	5.53%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-2
Trading Symbol	CAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.48% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-2 *	24.48%	7.12% )	5.82%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class F-3
Trading Symbol	CFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class F-3 2	24.60%	7.23% )	6.96%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.65%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	8.01%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-A
Trading Symbol	CIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.18% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-A (with sales charge) *	19.83%	6.08% )	5.17%
Capital Income Builder — Class 529-A (without sales charge) *	24.18%	6.84% )	5.54%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-C
Trading Symbol	CIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.23% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-C (with sales charge) *	22.23%	6.04% )	5.14%
Capital Income Builder — Class 529-C (without sales charge) *	23.23%	6.04% )	5.14%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-E
Trading Symbol	CIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 23.90% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-E *	23.90%	6.59% )	5.31%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-T
Trading Symbol	TCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.47% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-T (with sales charge) 2	21.35%	6.56% )	6.23%
Capital Income Builder — Class 529-T (without sales charge) 2	24.47%	7.09% )	6.59%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-1
Trading Symbol	CIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.37% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-F-1 *	24.37%	7.03% )	5.76%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-2
Trading Symbol	FBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.49% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
Capital Income Builder — Class 529-F-2 2	24.49%	10.19% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	8.31% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index
Services Ltd
.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class 529-F-3
Trading Symbol	FWCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.55% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
Capital Income Builder — Class 529-F-3 2	24.55%	10.23% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	8.31% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Ke
y fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-1
Trading Symbol	RIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.27% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-1 *	23.27%	6.06% )	4.78%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate
Index
(
the
"Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate
Index
(
the
"Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ssets ) *Includes derivatives.
Capital Income Builder - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2
Trading Symbol	RIRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.27% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2 *	23.27%	6.06% )	4.78%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-2E
Trading Symbol	RCEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.62% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2E *	23.62%	6.37% )	5.10%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-3
Trading Symbol	RIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R - 3	$ 102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.82% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-3 *	23.82%	6.54% )	5.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-4
Trading Symbol	RIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.19% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-4 *	24.19%	6.86% )	5.57%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5E
Trading Symbol	RIRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.44% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class R-5E 2	24.44%	7.06% )	6.65%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.19%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.72%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-5
Trading Symbol	RIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.55% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-5 *	24.55%	7.18% )	5.88%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective
July 24, 2024
, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective
July 24, 2024
, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital Income Builder®
Class Name	Class R-6
Trading Symbol	RIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed
income portfolio offered lower returns
than
equities, but aided in maintaining stability and providing income.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-6 *	24.60%	7.23% )	5.93%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 108,176,000,000
Holdings Count | Holding	2,210
Advisory Fees Paid, Amount	$ 241,000,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.